Income Taxes (Income Tax (Benefit) Provision) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States, current federal tax expense (benefit)	$ 90	$ 203	$ (70)
Current foreign tax expense (benefit)	182	432	182
Current state and local tax expense (benefit)	42	42	12
Current income tax expense (benefit)	314	677	124
United States, deferred federal income tax expense (benefit)	81	69	130
Deferred foreign income tax expense (benefit)	(24)	(406)	(119)
Deferred state and local income tax expense (benefit)	11	8	15
Deferred income tax expense (benefit)	68	(329)	26
Total income tax expense	$ 382	$ 348	$ 150